Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000099785
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RRRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[1]
AssetsNet	$ 1,037,841,941
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,080,444
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,037,841,941
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	2,080,444

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	42%
Residential REITs	17%
Health Care REITs	14%
Retail REITs	12%
Industrial REITs	11%
Diversified REITs	3%
Office REITs	1%

Ten Largest Equity Holdings

Holdings	56.7% of Net Assets
American Tower Corp.	10.5%
Prologis, Inc.	6.9%
Welltower, Inc.	6.9%
Equinix, Inc.	6.4%
Public Storage	5.2%
Iron Mountain, Inc.	5.0%
Digital Realty Trust, Inc.	4.4%
Simon Property Group, Inc.	4.1%
Mid-America Apartment Communities, Inc.	3.7%
Agree Realty Corp.	3.6%

C000099787
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%	[2]
AssetsNet	$ 1,037,841,941
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,080,444
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,037,841,941
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	2,080,444

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	42%
Residential REITs	17%
Health Care REITs	14%
Retail REITs	12%
Industrial REITs	11%
Diversified REITs	3%
Office REITs	1%

Ten Largest Equity Holdings

Holdings	56.7% of Net Assets
American Tower Corp.	10.5%
Prologis, Inc.	6.9%
Welltower, Inc.	6.9%
Equinix, Inc.	6.4%
Public Storage	5.2%
Iron Mountain, Inc.	5.0%
Digital Realty Trust, Inc.	4.4%
Simon Property Group, Inc.	4.1%
Mid-America Apartment Communities, Inc.	3.7%
Agree Realty Corp.	3.6%

C000099788
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class R
Trading Symbol	RRRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%	[3]
AssetsNet	$ 1,037,841,941
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,080,444
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,037,841,941
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	2,080,444

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	42%
Residential REITs	17%
Health Care REITs	14%
Retail REITs	12%
Industrial REITs	11%
Diversified REITs	3%
Office REITs	1%

Ten Largest Equity Holdings

Holdings	56.7% of Net Assets
American Tower Corp.	10.5%
Prologis, Inc.	6.9%
Welltower, Inc.	6.9%
Equinix, Inc.	6.4%
Public Storage	5.2%
Iron Mountain, Inc.	5.0%
Digital Realty Trust, Inc.	4.4%
Simon Property Group, Inc.	4.1%
Mid-America Apartment Communities, Inc.	3.7%
Agree Realty Corp.	3.6%

C000148175
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[4]
AssetsNet	$ 1,037,841,941
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,080,444
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,037,841,941
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	2,080,444

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	42%
Residential REITs	17%
Health Care REITs	14%
Retail REITs	12%
Industrial REITs	11%
Diversified REITs	3%
Office REITs	1%

Ten Largest Equity Holdings

Holdings	56.7% of Net Assets
American Tower Corp.	10.5%
Prologis, Inc.	6.9%
Welltower, Inc.	6.9%
Equinix, Inc.	6.4%
Public Storage	5.2%
Iron Mountain, Inc.	5.0%
Digital Realty Trust, Inc.	4.4%
Simon Property Group, Inc.	4.1%
Mid-America Apartment Communities, Inc.	3.7%
Agree Realty Corp.	3.6%

C000099789
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[5]
AssetsNet	$ 1,037,841,941
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,080,444
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,037,841,941
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	2,080,444

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	42%
Residential REITs	17%
Health Care REITs	14%
Retail REITs	12%
Industrial REITs	11%
Diversified REITs	3%
Office REITs	1%

Ten Largest Equity Holdings

Holdings	56.7% of Net Assets
American Tower Corp.	10.5%
Prologis, Inc.	6.9%
Welltower, Inc.	6.9%
Equinix, Inc.	6.4%
Public Storage	5.2%
Iron Mountain, Inc.	5.0%
Digital Realty Trust, Inc.	4.4%
Simon Property Group, Inc.	4.1%
Mid-America Apartment Communities, Inc.	3.7%
Agree Realty Corp.	3.6%

C000099790
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	RRRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[6]
AssetsNet	$ 1,037,841,941
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,080,444
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,037,841,941
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	2,080,444

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	42%
Residential REITs	17%
Health Care REITs	14%
Retail REITs	12%
Industrial REITs	11%
Diversified REITs	3%
Office REITs	1%

Ten Largest Equity Holdings

Holdings	56.7% of Net Assets
American Tower Corp.	10.5%
Prologis, Inc.	6.9%
Welltower, Inc.	6.9%
Equinix, Inc.	6.4%
Public Storage	5.2%
Iron Mountain, Inc.	5.0%
Digital Realty Trust, Inc.	4.4%
Simon Property Group, Inc.	4.1%
Mid-America Apartment Communities, Inc.	3.7%
Agree Realty Corp.	3.6%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.